Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Loss before income taxes
Loss before income taxes	$ (11,195,607)	$ (8,841,432)	$ (34,185,142)	$ (45,680,576)	$ (19,555,811)	$ (28,580,700)	$ (34,185,142)
Current taxes
Current tax expense						18,724
Deferred taxes
Deferred tax expense						0	0
Total income tax provision	$ 100,255	$ 7,631		$ 156,260	$ 11,616	18,724
United States [Member]
Loss before income taxes
Loss before income taxes						(1,034,420)
Current taxes
Current tax expense						6,813
Deferred taxes
Deferred tax expense						0	0
Switzerland [Member]
Loss before income taxes
Loss before income taxes						(27,246,911)	(34,185,142)
Current taxes
Current tax expense						0	0
Deferred taxes
Deferred tax expense						0	0
Bermuda [Member]
Loss before income taxes
Loss before income taxes						(405,313)
Current taxes
Current tax expense						0	0
Deferred taxes
Deferred tax expense						0	0
United Kingdom [Member]
Loss before income taxes
Loss before income taxes						(19,958)
Current taxes
Current tax expense						0	0
Deferred taxes
Deferred tax expense						0	0
Other [Member]
Loss before income taxes
Loss before income taxes						125,902
Current taxes
Current tax expense						0	0
Deferred taxes
Deferred tax expense						0	$ 0
State and Local Jurisdiction [Member]
Current taxes
Current tax expense						$ 11,911